Financial income (expense) (Tables)	12 Months Ended
Dec. 31, 2021
Financial income (expense) [Abstract]
Financial Income
Total financial income is as follows for the years ended December 31, 2021, 2020 and 2019:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Interest income	13.8	24.5	65.2
Financial income related to long-term employee benefit plan	-	0.1	-
Other financial income	2.8	0.2	-
TOTAL FINANCIAL INCOME	16.6	24.8	65.2

Financial Expense
Total financial expense is as follows for the years ended December 31, 2021, 2020 and 2019:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Interest expense	(19.4)	(11.6)	(14.5)
Financial expense related to long-term employee benefit plan	(1.1)	(1.3)	(2.5)
Redeemable financial liability fair value measurement	(182.9)	(177.2)	(377.9)
Other financial expense	(15.0)	(18.8)	(5.1)
TOTAL FINANCIAL EXPENSE	(218.4)	(208.9)	(400.0)